Financial Instruments carried at Fair Value - Recognition of Trade Date Profit (Detail: Text value) € in Millions	6 Months Ended
Jun. 30, 2024 EUR (€)
Recognitions of Trade Date Profit
Release of reserves due to changes in methodology during 2Q 2024	€ 15